TRADE AND OTHER RECEIVABLES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Allowance for bad and doubtful debts as a percentage of gross trade accounts receivables	0.60%	0.50%